Third Quarter Report
September 30, 2023 (Unaudited)
Wanger Acorn
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Wanger Acorn, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Communication Services 1.9%
Entertainment 1.3%
Take-Two Interactive Software, Inc.(a)	46,096	6,471,417
Media 0.6%
Trade Desk, Inc. (The), Class A(a)	34,798	2,719,464
Total Communication Services		9,190,881
Consumer Discretionary 16.8%
Auto Components 0.9%
Dorman Products, Inc.(a)	60,941	4,616,890
Broadline Retail 0.5%
Etsy, Inc.(a)	35,187	2,272,377
Distributors 1.9%
Pool Corp.	26,637	9,485,436
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.(a)	107,081	8,722,818
Hotels, Restaurants & Leisure 4.8%
Churchill Downs, Inc.	91,079	10,568,807
Planet Fitness, Inc., Class A(a)	86,569	4,257,463
Wingstop, Inc.	39,025	7,018,256
Xponential Fitness, Inc., Class A(a)	134,189	2,079,930
Total		23,924,456
Household Durables 2.5%
Skyline Champion Corp.(a)	135,391	8,627,115
TopBuild Corp.(a)	15,189	3,821,552
Total		12,448,667
Specialty Retail 4.4%
Boot Barn Holdings, Inc.(a)	33,941	2,755,670
Five Below, Inc.(a)	54,770	8,812,493
Williams-Sonoma, Inc.	64,094	9,960,207
Total		21,528,370
Total Consumer Discretionary		82,999,014
Consumer Staples 2.9%
Consumer Staples Distribution & Retail 2.3%
BJ’s Wholesale Club Holdings, Inc.(a)	160,232	11,435,758
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.6%
WD-40 Co.	13,552	2,754,308
Total Consumer Staples		14,190,066
Energy 3.2%
Energy Equipment & Services 0.8%
ChampionX Corp.	66,204	2,358,187
Helix Energy Solutions Group, Inc.(a)	155,225	1,733,863
Total		4,092,050
Oil, Gas & Consumable Fuels 2.4%
Antero Resources Corp.(a)	107,077	2,717,614
APA Corp.	117,145	4,814,659
Diamondback Energy, Inc.	26,811	4,152,488
Total		11,684,761
Total Energy		15,776,811
Financials 7.4%
Banks 1.6%
Lakeland Financial Corp.	50,827	2,412,249
Pinnacle Financial Partners, Inc.	39,792	2,667,656
Western Alliance Bancorp	61,792	2,840,578
Total		7,920,483
Capital Markets 3.5%
Ares Management Corp., Class A	42,889	4,411,991
GCM Grosvenor, Inc., Class A	757,847	5,880,893
Houlihan Lokey, Inc., Class A	65,774	7,045,711
Total		17,338,595
Insurance 2.3%
Ryan Specialty Holdings, Inc., Class A(a)	231,896	11,223,767
Total Financials		36,482,845
Health Care 19.1%
Biotechnology 5.4%
Apellis Pharmaceuticals, Inc.(a)	12,046	458,230
Arrowhead Pharmaceuticals, Inc.(a)	39,629	1,064,831
bluebird bio, Inc.(a)	321,219	976,506
Exact Sciences Corp.(a)	120,305	8,207,207
Exelixis, Inc.(a)	71,088	1,553,273
Karuna Therapeutics, Inc.(a)	4,932	833,952
2	Wanger Acorn | Third Quarter Report 2023

Portfolio of Investments   (continued)
Wanger Acorn, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Natera, Inc.(a)	171,739	7,599,451
PTC Therapeutics, Inc.(a)	45,327	1,015,778
Revolution Medicines, Inc.(a)	48,663	1,346,992
Sarepta Therapeutics, Inc.(a)	29,829	3,615,871
Total		26,672,091
Health Care Equipment & Supplies 3.4%
Glaukos Corp.(a)	70,606	5,313,101
Inspire Medical Systems, Inc.(a)	26,510	5,260,644
Insulet Corp.(a)	21,218	3,384,059
Outset Medical, Inc.(a)	257,161	2,797,912
Total		16,755,716
Health Care Providers & Services 1.0%
Chemed Corp.	6,927	3,599,962
P3 Health Partners, Inc., Class A(a)	866,662	1,273,993
Total		4,873,955
Life Sciences Tools & Services 8.0%
Bio-Techne Corp.	170,513	11,606,820
DNA Script(a),(b),(c),(d)	2,550	616,815
Maravai LifeSciences Holdings, Inc., Class A(a)	344,455	3,444,550
Repligen Corp.(a)	75,890	12,067,269
Stevanato Group SpA	69,561	2,067,353
West Pharmaceutical Services, Inc.	25,070	9,406,515
Total		39,209,322
Pharmaceuticals 1.3%
Catalent, Inc.(a)	116,836	5,319,543
Pliant Therapeutics, Inc.(a)	58,436	1,013,280
Total		6,332,823
Total Health Care		93,843,907
Industrials 20.2%
Aerospace & Defense 3.4%
Axon Enterprise, Inc.(a)	41,995	8,356,585
Curtiss-Wright Corp.	43,324	8,475,474
Total		16,832,059
Commercial Services & Supplies 1.5%
Casella Waste Systems, Inc., Class A(a)	93,566	7,139,086
Construction & Engineering 2.5%
WillScot Mobile Mini Holdings Corp.(a)	297,203	12,360,673
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.3%
Atkore, Inc.(a)	53,671	8,007,177
Generac Holdings, Inc.(a)	19,363	2,109,792
Vertiv Holdings Co.	33,676	1,252,747
Total		11,369,716
Machinery 3.3%
IDEX Corp.	22,242	4,626,781
Middleby Corp. (The)(a)	25,196	3,225,088
SPX Technologies, Inc.(a)	103,842	8,452,739
Total		16,304,608
Professional Services 5.7%
Exponent, Inc.	58,892	5,041,155
ICF International, Inc.	50,932	6,153,095
KBR, Inc.	137,360	8,095,998
Paycom Software, Inc.	33,259	8,623,061
Total		27,913,309
Trading Companies & Distributors 1.5%
SiteOne Landscape Supply, Inc.(a)	46,213	7,553,515
Total Industrials		99,472,966
Information Technology 20.3%
Communications Equipment 1.7%
Calix, Inc.(a)	182,635	8,371,988
IT Services 4.1%
Endava PLC, ADR(a)	61,189	3,509,189
Globant SA(a)	41,965	8,302,775
MongoDB, Inc.(a)	10,610	3,669,575
VeriSign, Inc.(a)	22,958	4,649,684
Total		20,131,223
Semiconductors & Semiconductor Equipment 4.1%
Aehr Test Systems(a)	50,765	2,319,961
Axcelis Technologies, Inc.(a)	5,534	902,319
Lattice Semiconductor Corp.(a)	67,436	5,794,775
Marvell Technology, Inc.	41,161	2,228,045
Monolithic Power Systems, Inc.	8,012	3,701,544
Onto Innovation, Inc.(a)	21,937	2,797,406
Rambus, Inc.(a)	41,046	2,289,956
Total		20,034,006

Wanger Acorn | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Wanger Acorn, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.0%
Bentley Systems, Inc., Class B	143,373	7,191,590
DoubleVerify Holdings, Inc.(a)	158,950	4,442,653
HubSpot, Inc.(a)	13,887	6,839,347
Sprout Social, Inc., Class A(a)	217,708	10,859,275
Workiva, Inc., Class A(a)	72,435	7,340,563
Zeta Global Holdings Corp., Class A(a)	156,031	1,302,859
Zscaler, Inc.(a)	42,426	6,601,061
Total		44,577,348
Technology Hardware, Storage & Peripherals 1.4%
Super Micro Computer, Inc.(a)	24,860	6,817,109
Total Information Technology		99,931,674
Materials 3.2%
Chemicals 1.5%
Albemarle Corp.	20,703	3,520,338
Avient Corp.	101,025	3,568,203
Total		7,088,541
Containers & Packaging 1.7%
Avery Dennison Corp.	46,716	8,533,612
Total Materials		15,622,153
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.2%
Real Estate Management & Development 2.2%
Colliers International Group, Inc.	113,643	10,824,496
Total Real Estate		10,824,496
Total Common Stocks (Cost $436,261,519)		478,334,813

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(e),(f)	14,908,977	14,904,504
Total Money Market Funds (Cost $14,900,787)		14,904,504
Total Investments in Securities (Cost: $451,162,306)		493,239,317
Other Assets & Liabilities, Net		(988,517)
Net Assets		492,250,800

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $616,815, which represents 0.13% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2023, the total market value of these securities amounted to $616,815, which represents 0.13% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	616,815

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2023.
4	Wanger Acorn | Third Quarter Report 2023

Portfolio of Investments   (continued)
Wanger Acorn, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	13,126,511	100,626,210*	(98,850,106)	1,889	14,904,504	(3,312)	680,982	14,908,977

*	Includes the effect of affiliated issuers acquired in the fund reorganization.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger Acorn | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7064_12_B01_(11/23)